CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income/(loss)		$ 112,576	$ 80,793	$ (2,850)
Other comprehensive income
Gains/(losses) associated with pensions, net of tax		2,379	(92)	1,227
Net other comprehensive income/(loss)		3,808	(671)	739
Comprehensive income/(loss)		116,384	80,122	(2,111)
Comprehensive income/(loss) attributable to:
Stockholders of Golar LNG Limited		69,484	50,168	(46,054)
Non-controlling interests		46,900	29,954	43,943
Comprehensive income/(loss)		116,384	80,122	(2,111)
Continuing operations
Net income/(loss)		112,576	80,793	(3,143)
Other comprehensive income
Share of equity method investment’s comprehensive income/(losses) from continuing operations	[1]	$ 1,429	$ (579)	$ (488)

[1]	No tax impact for the years ended December 31, 2025, 2024 and 2023.